Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
License Agreement
The Company has entered into an exclusive license agreement with UCLB which has subsequently been amended and restated (see Note 8). In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments upon the achievement of specified milestones. The Company has estimated the probability of the Company achieving each potential milestone in accordance with ASC 450, Contingencies. The Company concluded that, as of September 30, 2021, there were no milestones for which the likelihood of achievement was probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of September 30, 2021 and December 31, 2020.
Leases
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present.
The Company leased space at Forest House from Imperial Limited under a ten-year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a 15-month period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease agreement with a concurrent term through September 2025. The landlord exercised its option to give notice in September 2020 to terminate the Forest House lease and paid the Company a break-lease payment fee in September 2021. The Company recorded a $1.3 million gain upon the notice of lease termination in the third quarter of 2020. The Company did not have a lease incentive receivable as of September 30, 2021.
In September 2017, the Company entered into a Collaboration Agreement (the “Catapult Agreement” ) with Catapult Limited (“Catapult”) to lease and occupy a certain manufacturing and office space . The Catapult Agreement was for a five and a half year term starting in September 2019. The parties may terminate the Catapult Agreement at any time without penalty by mutual understanding of both parties.
In September 2018, the Company signed a binding letter of intent to enter into a lease for manufacturing space in Enfield, United Kingdom. The letter of intent required the Company to enter into a 15-year lease provided that the landlord completed the required leasehold improvements described in the agreement. The Company executed lease agreements for three manufacturing space units, each for 15-year lease terms. The leases commenced in February 2019 with option to terminate the lease in February 2029. In March 2021, the Company surrendered one of the units. Upon the surrender, the Company recognized a $0.1 million gain in other income after recognizing a termination fee of $0.2 million. The Company has no further obligations for the surrendered unit and the right of use asset and lease liability which were recorded for this unit have been written off in the period. The Company is actively seeking to sub-lease or assign the remaining three lease arrangements to third parties with two units under contract negotiation for sub-leases. The Company completed an asset impairment analysis of the right of use asset concluding the undiscounted cash flows exceeded the carrying value as of September 30, 2021.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The Company then terminated the sublease in February 2020 and immediately entered into a five-year lease for the same space with the landlord. As a result of the sublease termination, the Company recognized a $0.2 million gain in other income (expense) in the three months ending March 31, 2020. The lease related to this facility is classified as an operating lease. The Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.
In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The lease agreement required the Company to enter into a lease provided that the landlord completed the required leasehold improvements described in the agreement. The lease commenced in August 2020 for a term through June 2036. In March 2021, the Company announced plans to move the site of its global launch of manufacturing capacity to the United Kingdom from the United States. As a part of this strategy, the Company entered into a termination agreement with the landlord of its Rockville, Maryland property to terminate the lease for office and manufacturing space. As a result, the Company recognized a $2.0 million termination fee gain from the landlord, a $2.3 million gain from the removal of the leased right of use asset and corresponding lease liability, and expensed $2.4 million of leasehold improvements for the nine months ended September 30, 2021. The $2.0 million termination fee was received from the landlord in April 2021.
In January 2019, the Company executed a lease agreement with Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited to lease the fifth floor of MediaWorks including laboratory space which is located in London, United Kingdom. In August 2021, MediaWorks became the Company's main corporate headquarters. The lease term is nine years and eleven months with an eighteen month rent free period at the beginning of the lease term.
In May 2020, the Company executed an arrangement with Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through April 2024. The lease related to this facility is classified as an operating lease. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. These costs are considered to be variable lease payments and are not included in the determination of the lease’s right-of-use asset or lease liability.